Income Tax - Schedule of Composition of Cash Paid for Income Tax, Net of Refunds Received (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Composition of Cash Paid for Income Tax, Net of Refunds Received [Line Items]
Total	$ 99,871	$ 41,465
Hong Kong [Member]
Schedule of Composition of Cash Paid for Income Tax, Net of Refunds Received [Line Items]
Total	$ 99,871